Note 14 - Related Party Disclosures (Tables)	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	2022	2021	2020

Salaries and wages	1,555	1,501	892
Board fees	285	230	142
Stock option expense	886	797	873
	2,726	2,528	1,907